UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

With a copy to:
 Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN 37211
Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 30.86%	FAIR VALUE

	U.S. Treasury Notes - 26.28%
$250,000	1.50%, due 02/28/2019	$251,470
250,000	1.50%, due 08/31/2018	252,275
2,000,000	1.625%, due 08/15/2022	1,954,414
2,000,000	1.75%, due 05/15/2022	1,975,624
250,000	1.75%, due 09/30/2019	252,759
250,000	2.00%, due 02/15/2022	251,597
2,000,000	2.00%, due 11/15/2021	2,015,234
250,000	2.125%, due 06/30/2022	252,515
1,250,000	2.125%, due 08/15/2021	1,271,045
250,000	2.25%, due 03/31/2021	256,230
1,000,000	2.25, due 11/15/2024	1,004,785
250,000	2.50%, due 08/15/2023	257,949
750,000	2.625%, due 08/15/2020	782,900
1,000,000	3.125%, due 05/15/2021	1,068,789
250,000	3.50%, due 02/15/2018	263,467
250,000	3.625%, due 02/15/2020	271,245
500,000	3.625%, due 02/15/2021	546,533
250,000	4.75%, due 08/15/2017	266,592
		13,195,423

	Federal Home Loan Mortgage Corporation - 3.57%
500,000	1.75%, due 05/30/2019	504,980
1,000,000	4.875%, due 06/13/2018	1,091,867
175,000	5.00%, due 12/14/2018	193,782
		1,790,629
	Federal National Mortgage Association - 1.01%
500,000	1.875%, due 09/18/2018	508,551

	Total U.S. Government and Agency Obligations (Cost $15,542,235)	15,494,603

PAR VALUE	CORPORATE BONDS (b) - 49.55%	FAIR VALUE

	Agriculture - 0.98%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	491,872

	Banks - 10.30%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	542,980
500,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	538,829
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	543,546
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	494,839
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	494,539
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	542,669
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	505,663
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	500,227
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	502,592
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	504,759
		5,170,643
	Beverages - 1.66%
750,000	Anheuser-Busch, Inc., 5.375%, due 01/15/2020	833,040

	Computers - 3.21%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	1,014,485
600,000	International Business Machines Corp., 1.25%, 02/08/2018	598,721
		1,613,206

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 49.55% (continued)	FAIR VALUE

	Diversified Financial Services - 2.66%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$252,061
500,000	General Electric Capital Corp., 3.15%, due 09/07/2022	512,158
500,000	General Electric Capital Corp., 5.55%, due 05/04/2020	571,208
		1,335,427
	Electric - 2.75%
500,000	Duke Energy Florida LLC, 4.55%, due 04/01/2020	545,274
770,000	Georgia Power Co., 4.25%, due 12/01/2019	833,172
		1,378,446
	Electrical Components & Equipment - 0.52%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	260,017

	Engineering & Construction - 0.71%
350,000	Fluor Corp., 3.50% due 12/15/2024	354,360

	Healthcare - Products - 2.02%
750,000	Becton Dickinson and Co., 3.125%, due 11/08/2021	761,188
250,000	Medtronic, Inc., 3.125%, 03/15/2022	254,375
		1,015,563
	Insurance - 2.66%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	514,608
750,000	Chubb Corp., 5.75%, due 05/15/2018	822,012
		1,336,620
	Machinery - Diversified - 1.62%
750,000	Deere & Co., 4.375%, due 10/16/2019	813,837

	Metal Fabricate & Hardware - 0.97%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	489,270

	Miscellaneous Manufacturing - 0.98%
250,000	3M Co., 1.00%, due 06/26/2017	249,884
250,000	3M Co., 2.00%, due 06/26/2022	244,574
		494,458
	Oil & Gas - 2.48%
500,000	BP Capital Markets PLC, 2.50%, due 11/06/2022	481,163
250,000	BP Capital Markets PLC, 4.75%, due 03/10/2019	271,083
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	249,925
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	243,487
		1,245,658
	Oil & Gas Services - 1.50%
750,000	Halliburton Co., 2.00%, due 08/01/2018	752,233

	Pharmaceuticals - 3.61%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	761,563
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	501,286
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	549,875
		1,812,724
	Real Estate Investment Trusts - 1.50%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	755,388

	Retail - 0.99%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	249,942
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	249,147
		499,089
	Semiconductors - 4.14%
750,000	Broadcom Corp., 2.70%, 11/01/2018	758,948
350,000	Intel Corp., 1.35%, 12/15/2017	351,275
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	968,530
		2,078,753

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 49.55% (continued)	FAIR VALUE

	Software - 0.98%
500,000	Oracle Corp., 2.50%, due 10/15/2022	$490,484

	Telecommunications - 3.31%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	834,488
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	824,947
		1,659,435

	Total Corporate Bonds (Cost $24,649,634)	24,880,523

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 13.97%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 4.48%
$304,026	Pool A94289, 4.00%, due 10/01/2040	$322,916
872,051	Pool G08618, 4.00%, due 12/01/2044	925,229
453,004	Pool J19285, 2.50%, due 06/01/2027	462,909
324,502	Pool Q15767, 3.00%, due 02/01/2043	326,004
54,646	Series 15L, 7.00%, due 07/25/2023	61,946
143,690	Series 2841 BY, 5.00%, due 08/15/2019	149,164
		2,248,168
	Federal National Mortgage Association - 8.67%
65,122	Pool 545759, 6.50%, due 07/01/2032	75,545
5,750	Pool 725421, 7.00%, due 09/01/2017	5,861
32,996	Pool 754289, 6.00%, due 11/01/2033	37,746
67,787	Pool 882684, 6.00%, due 06/01/2036	77,755
1,571,309	Pool AB3690, 4.00%, due 10/01/2041	1,671,365
376,887	Pool AK3402, 4.00%, due 02/01/2042	401,033
420,314	Pool AL1869, 3.00%, due 06/01/2027	436,972
916,705	Pool AU3763, 3.50%, due 08/01/2043	951,295
70,726	Series 2007-40-PT, 5.50%, due 05/25/2037	78,574
304,876	Pool AL5097, 4.50%, due 09/01/2043	330,094
274,733	Pool AU1619, 3.50%, due 07/01/2043	285,107
		4,351,347
	Government National Mortgage Association - 0.82%
72,622	Pool 476998, 6.50%, due 07/15/2029	83,283
35,020	Pool 648337, 5.00%, due 10/15/2020	37,086
25,611	Pool 676516, 6.00%, due 02/15/2038	29,163
72,795	Series 2012-52-PM, 3.50%, due 12/20/2039	76,634
188,409	Series 2012-91-HQ, 2.00%, due 09/20/2041	186,931
		413,097

	Total Mortgage-Backed Securities (Cost $6,964,786)	7,012,612

SHARES	MONEY MARKET FUNDS - 5.12%	FAIR VALUE

2,571,285	Fidelity Institutional Money Market Fund Class I, 0.16% (a) (Cost $2,571,285)	$2,571,285

	Total Investments at Fair Value - 99.50% (Cost $49,757,940)	$49,959,023

	Other Assets in Excess of Liabilities, Net - 0.50%	250,499

	Net Assets - 100.00%	$50,209,522

(a)	Rate shown represents the 7-day yield at November 30, 2015, is subject to change and resets daily.
(b)	Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 61.90%	FAIR VALUE

	Airlines - 7.12%
6,300	Alaska Air Group, Inc.	$502,299
15,700	JetBlue Airways Corp. (a)	388,418
		890,717
	Apparel - 5.29%
5,000	NIKE, Inc. - Class B	661,400

	Banks - 3.99%
9,200	Bank of the Ozarks, Inc.	499,376

	Commercial Services - 1.94%
4,600	Vantiv, Inc. (a)	242,466

	Computers - 3.55%
5,800	Manhattan Associates, Inc. (a)	444,280

	Home Builders - 2.10%
4,000	DR Horton, Inc.	129,240
2,600	Lennar Corp. - Class A	133,146
		262,386
	Household Products & Services - 0.99%
1,000	Clorox Co.	124,300

	Internet - 14.34%
635	Alphabet, Inc. - Class A (a)	484,410
1,000	Amazon.com, Inc. (a)	664,800
4,800	Facebook, Inc. - Class A (a)	500,352
1,600	VeriSign, Inc. (a)	143,104
		1,792,666
	Oil & Gas - 0.98%
1,700	Valero Energy Corp.	122,162

	Real Estate Investment Trusts - 4.18%
1,762	Equinix, Inc.	522,433

	Retail - 7.94%
1,900	O'Reilly Automotive, Inc. (a)	501,353
8,000	Starbucks Corp.	491,120
		992,473

SHARES	COMMON STOCKS - 61.90% (continued)	FAIR VALUE

	Software - 8.51%
16,900	Activision Blizzard, Inc. (a)	$636,454
6,300	Electronic Arts, Inc.	427,077
		1,063,531
	Water - 0.97%
2,100	American Water Works Co., Inc.	121,296

	Total Common Stocks (Cost $7,057,821)	7,739,486

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 30.55%	FAIR VALUE

	Equity Fund - 30.55%
16,750	Powershares QQQ Trust Series 1	$1,909,835
9,150	SPDR S&P500 ETF Trust	1,909,513
		3,819,348

	Total Exchange-Traded Funds - 89.87% (Cost $3,601,718)	3,819,348

SHARES	MONEY MARKET FUND - 10.08%	FAIR VALUE

1,260,885	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (Cost $1,260,885)	$1,260,885

	Total Investments at Fair Value - 102.53% (Cost $11,920,424)	$12,819,719

	Liabilities in Excess of Other Assets, Net - (2.53%)	(316,776)

	Net Assets - 100.00%	$12,502,943

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 95.13%	FAIR VALUE

	Apparel - 1.35%
1,624	NIKE, Inc.	$214,823
1,070	Ralph Lauren Corp.	132,905
		347,728
	Banks - 4.70%
3,680	Goldman Sachs Group, Inc.	699,274
9,270	Wells Fargo & Co.	510,777
		1,210,051
	Beverages - 2.80%
16,910	Coca-Cola Co.	720,704

	Biotechnology - 4.67%
1,054	Amgen, Inc.	169,799
651	Biogen, Inc. (a)	186,746
4,129	Celgene Corp. (a)	451,919
3,715	Gilead Sciences, Inc.	393,641
		1,202,105
	Chemicals - 3.11%
2,844	Albemarle Corp.	152,325
6,900	CF Industries Holdings, Inc.	318,366
2,926	Praxair, Inc.	330,053
		800,744
	Commercial Services - 1.32%
9,619	PayPal Holdings, Inc. (a)	339,166

	Computers - 5.53%
10,965	Apple, Inc.	1,297,159
900	International Business Machines Corp.	125,478
		1,422,637
	Cosmetics & Personal Care - 4.21%
7,799	Colgate-Palmolive Co.	512,238
3,453	Estee Lauder Cos., Inc.	290,466
3,739	Procter & Gamble Co.	279,827
		1,082,531
	Distribution & Wholesale - 1.70%
2,178	WW Grainger, Inc.	436,776

	Diversified Financial Services - 3.46%
483	BlackRock, Inc.	175,677
9,040	Visa, Inc. - Class A	714,250
		889,927
	Electrical Components & Equipment - 1.62%
7,388	AMETEK, Inc.	417,126

	Electronics - 2.27%
5,050	Amphenol Corp. - Class A	278,002
4,555	FLIR Systems, Inc.	139,201
7,254	Trimble Navigation Ltd. (a)	166,117
		583,320

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 95.13% (continued)	FAIR VALUE

	Food - 4.46%
4,418	Hershey Co.	$381,318
3,523	J.M. Smucker Co.	426,952
3,185	McCormick & Co., Inc.	273,655
2,250	Whole Foods Market, Inc.	65,588
		1,147,513
	Healthcare - Products - 0.82%
5,592	Baxter International, Inc.	210,539

	Healthcare - Services - 1.36%
3,777	Community Health Systems, Inc. (a)	109,306
2,143	UnitedHealth Group, Inc.	241,538
		350,844
	Internet - 8.65%
774	Alphabet, Inc. - Class A (a)	590,446
661	Alphabet, Inc. - Class C (a)	490,859
900	Amazon.com, Inc. (a)	598,320
8,670	eBay, Inc. (a)	256,545
2,772	Facebook, Inc. - Class A (a)	288,953
		2,225,123
	Leisure Time - 1.07%
2,618	Polaris Industries, Inc.	276,016

	Machinery - Construction & Mining - 1.02%
3,616	Caterpillar, Inc.	262,702

	Machinery - Diversified - 1.53%
2,027	Roper Industries, Inc.	392,204

	Media - 7.76%
7,695	Comcast Corp. - Class A	468,318
3,449	DISH Network Corp. - Class A (a)	216,287
7,762	Time, Inc.	129,160
10,410	Walt Disney Co.	1,181,223
		1,994,988
	Miscellaneous Manufacturing - 1.47%
2,410	3M Co.	377,358

	Oil & Gas - 1.72%
1,409	Concho Resources, Inc. (a)	154,201
3,524	Exxon Mobil Corp.	287,770
		441,971
	Pharmaceuticals - 7.96%
4,102	Bristol-Myers Squibb Co.	274,875
2,294	Eli Lilly & Co.	188,200
8,125	Express Scripts Holding Co. (a)	694,525
8,780	Johnson & Johnson	888,887
		2,046,487
	Real Estate Investment Trusts - 2.59%
3,873	American Tower Corp.	384,899
4,430	Welltower, Inc.	279,932
		664,831

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 95.13% (continued)	FAIR VALUE

	Retail - 10.68%
1,403	Costco Wholesale Corp.	$226,472
7,579	CVS Health Corp.	713,108
5,479	Dunkin' Brands Group, Inc.	232,419
6,527	Home Depot, Inc.	873,835
3,852	Wal-Mart Stores, Inc.	226,652
6,560	Yum! Brands, Inc.	475,666
		2,748,152
	Semiconductors - 1.72%
9,060	QUALCOMM, Inc.	442,037

	Software - 0.66%
4,352	Oracle Corp.	169,597

	Telecommunications - 2.17%
3,971	Cisco Systems, Inc.	108,210
9,905	Verizon Communications, Inc.	450,182
		558,392
	Transportation - 2.75%
3,380	FedEx Corp.	535,865
2,037	Union Pacific Corp.	171,006
		706,871

	Total Common Stocks (Cost $18,654,138)	24,468,440

SHARES	MONEY MARKET FUND - 4.78%	FAIR VALUE

1,228,404	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (Cost $1,228,404)	$1,228,404

	Total Investments at Fair Value - 99.91% (Cost $19,882,542)	$25,696,844

	Other Assets in Excess of Liabilities, Net - 0.09%	24,219

	Net Assets - 100.00%	$25,721,063

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 84.87%	FAIR VALUE

	Apparel - 3.48%
10,200	Michael Kors Holdings Ltd. (a)	$438,804

	Banks - 6.81%
7,400	Bank of America Corp.	128,982
15,650	Fifth Third Bancorp	323,485
11,849	Morgan Stanley	406,421
		858,888
	Commercial Services - 2.37%
3,800	United Rentals, Inc. (a)	298,946

	Computers - 6.68%
4,123	Apple, Inc.	487,751
2,537	International Business Machines Corp.	353,709
		841,460
	Distribution & Wholesale - 2.10%
6,884	Fossil Group, Inc. (a)	264,827

	Diversified Financial Services - 1.69%
2,180	CME Group, Inc.	212,877

	Electric - 1.97%
9,085	Exelon Corp.	248,111

	Engineering & Construction - 3.79%
10,809	Jacobs Engineering Group, Inc. (a)	477,109

	Insurance - 3.50%
6,760	Aflac, Inc.	441,022

	Iron & Steel - 2.32%
7,053	Nucor Corp.	292,347

	Machinery - Construction & Mining - 2.68%
4,653	Caterpillar, Inc.	338,040

	Machinery - Diversified - 1.84%
2,305	Cummins, Inc.	231,353

	Media - 3.45%
13,971	Discovery Communications, Inc. (a)	435,057

	Mining - 1.76%
27,163	Freeport-McMoRan, Inc.	222,193

	Miscellaneous Manufacturing - 1.73%
7,300	General Electric Co.	218,562

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 84.87% (continued)	FAIR VALUE

	Office & Business Equipment - 3.71%
14,528	Pitney Bowes, Inc.	$313,805
14,634	Xerox Corp.	154,389
		468,194
	Oil & Gas - 13.92%
2,200	ConocoPhillips	118,910
17,520	Diamond Offshore Drilling, Inc.	396,478
22,863	Ensco PLC	391,415
4,860	Tesoro Corp.	559,726
20,100	Transocean Ltd. (a) (d)	288,636
		1,755,165
	Oil & Gas Services - 5.22%
6,513	Baker Hughes, Inc.	352,158
8,200	National Oilwell Varco, Inc.	306,188
		658,346
	Real Estate Investment Trusts - 1.84%
6,520	HCP, Inc.	231,656

	Retail - 8.12%
8,406	Darden Restaurants, Inc.	472,165
3,385	Kohl's Corp.	159,535
5,400	Target Corp.	391,500
		1,023,200
	Telecommunications - 1.07%
4,000	AT & T, Inc.	134,680

	Toys, Games & Hobbies - 2.49%
12,640	Mattel, Inc.	314,230

	Transportation - 2.33%
4,351	CH Robinson Worldwide, Inc.	293,388

	Total Common Stocks (Cost $10,972,200)	10,698,455

SHARES	MONEY MARKET FUND - 17.26%	FAIR VALUE

2,176,877	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (c) (Cost $2,176,877)	$2,176,877

	Total Investments at Fair Value - 102.13% (Cost $13,149,077)	$12,875,332

	Liabilities in Excess of Other Assets, Net - (2.13%)	(269,077)

	Net Assets - 100.00%	$12,606,255

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2015, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2015. Total collateral had a fair value of $286,608 at November 30, 2015.
(d)	Security, or a portion of the security, is out on loan at November 30, 2015. Total loaned securities had a fair value of $285,764 at November 30, 2015.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 94.93%	FAIR VALUE

	Aerospace & Defense - 1.39%
6,400	Triumph Group, Inc.	$256,320

	Auto Manufacturers - 2.52%
32,500	Ford Motor Co.	465,725

	Chemicals - 9.64%
2,150	Chemours Co.	13,437
10,750	EI Du Pont de Nemour & Co.	723,905
18,800	Huntsman Corp.	235,376
10,800	Mosaic Co.	341,712
9,000	Stepan Co.	468,540
		1,782,970
	Distribution & Wholesale - 2.50%
79,558	Wolseley PLC - ADR	463,028

	Diversified Financial Services - 2.50%
4,813	Macquarie Group Ltd. - ADR	284,689
30,000	Nomura Holdings, Inc. - ADR	177,300
		461,989
	Electric - 0.74%
11,000	NRG Energy, Inc.	135,960

	Electrical Components & Equipment - 2.04%
30,000	Schneider Electric SA - ADR	378,000

	Engineering & Components - 1.63%
6,200	Fluor Corp.	301,320

	Environmental Control - 2.61%
11,000	Republic Services, Inc.	483,230

	Food - 2.84%
28,000	Dean Foods Co.	525,280

	Healthcare - Products - 5.93%
32,000	Boston Scientific Corp. (a)	584,960
6,800	Medtronic PLC	512,312
		1,097,272
	Home Builders - 3.14%
18,000	DR Horton, Inc.	581,580

	Iron & Steel - 5.52%
23,000	Commercial Metals Co.	340,170
7,500	Nucor Corp.	310,875
12,000	Worthington Industries, Inc.	369,240
		1,020,285
	Mining - 2.80%
33,000	Barrick Gold Corp.	242,220
12,000	Freeport-McMoRan, Inc.	98,160
85,000	Yamana Gold, Inc.	178,500
		518,880

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 94.93% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 4.64%
13,000	General Electric Co.	$389,220
11,000	Textron, Inc.	469,370
		858,590
	Oil & Gas - 8.71%
10,000	CVR Energy, Inc.	477,500
5,000	Exxon Mobil Corp.	408,300
7,600	HollyFrontier Corp.	365,408
12,000	Marathon Oil Corp.	210,120
10,494	Transocean Ltd. (a) (d)	150,694
		1,612,022
	Oil & Gas Services - 0.71%
9,000	Steel Excel, Inc. (a)	131,580

	Packaging & Containers - 4.48%
9,300	Greif, Inc. - Class A	329,871
11,400	Sonoco Products Co.	499,548
		829,419
	Pharmaceuticals - 3.94%
9,147	Merck & Co., Inc.	484,882
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	244,400
		729,282
	Real Estate Investment Trusts - 1.76%
13,500	Rayonier, Inc.	325,755

	Retail - 3.94%
13,000	Abercrombie & Fitch Co. - Class A (d)	332,410
12,500	Coach, Inc.	397,125
		729,535
	Semiconductors - 8.51%
19,000	Cirrus Logic, Inc. (a)	628,140
17,000	Intel Corp.	591,090
30,000	Kulicke & Soffa Industries, Inc. (a)	354,300
		1,573,530
	Telecommunications - 10.13%
20,000	AT & T, Inc.	673,400
31,000	FIH Mobile Ltd. - ADR (e)	281,530
9,700	Rogers Communications, Inc. - Class B	373,450
12,000	Verizon Communications, Inc.	545,400
		1,873,780
	Transportation - 2.31%
11,000	CSX Corp.	312,730
12,000	Tidewater, Inc. (d)	114,120
		426,850

	Total Common Stocks (Cost $16,510,587)	17,562,182

SHARES	MONEY MARKET FUND - 8.22%	FAIR VALUE

1,521,342	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (c) (Cost $1,521,342)	$1,521,342

	Total Investments at Fair Value - 103.15% (Cost $18,031,929)	$19,083,524

	Liabilities in Excess of Other Assets, Net - (3.15%)	(583,357)

	Net Assets - 100.00%	$18,500,167

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2015, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2015. Total collateral had a fair value of $604,913 at November 30, 2015.
(d)	Security, or a portion of the security is out on loan at November 30, 2015. Total loaned securities had a fair value of $587,422 at November 30, 2015.
(e)	Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 87.53%	FAIR VALUE

	Airlines - 3.08%
3,759	American Airlines Group, Inc.	$155,096
3,582	Southwest Airlines Co.	164,342
		319,438
	Auto Manufacturers - 1.63%
1,356	Toyota Motor Corp. - ADR	168,714

	Banks - 7.88%
2,302	Cullen & Frost Bankers, Inc.	160,657
4,641	First Financial Bankshares, Inc. (d)	166,658
5,205	LegacyTexas Financial Group, Inc.	158,804
3,030	Prosperity Bancshares, Inc.	167,892
2,749	Texas Capital Bancshares, Inc. (a)	162,961
		816,972
	Beverages - 1.64%
1,891	Dr Pepper Snapple Group, Inc.	169,717

	Building Materials - 4.80%
11,795	Builders FirstSource, Inc. (a)	158,761
2,408	Eagle Materials, Inc.	166,344
1,266	Lennox International, Inc.	172,075
		497,180
	Chemicals - 3.28%
2,408	Celanese Corp. - Series A	170,366
2,824	Westlake Chemical Co.	169,581
		339,947
	Commercial Services - 1.76%
4,844	Cardtronics, Inc. (a)	182,183

	Computers - 1.55%
2,493	Cognizant Technology Solutions Corp. (a)	160,998

	Distribution & Wholesale - 1.13%
3,047	Fossil Group, Inc. (a)	117,218

	Diversified Financial Services - 1.57%
567	Alliance Data Systems Corp. (a)	162,644

	Electronics - 3.33%
8,115	Benchmark Electronics, Inc. (a)	174,148
5,458	National Instruments Corp.	171,381
		345,529
	Entertainment - 2.61%
2,632	Cinemark Holdings, Inc.	91,330
3,451	Six Flags Entertainment Corp.	179,107
		270,437
	Environmental Control - 3.21%
3,061	Waste Connections, Inc.	166,825
3,090	Waste Management, Inc.	166,149
		332,974

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 87.53% (continued)	FAIR VALUE

	Food - 3.15%
4,096	Sysco Corp.	$168,345
5,431	Whole Foods Market, Inc.	158,314
		326,659
	Healthcare - Products - 3.17%
3,044	Greatbatch, Inc. (a)	176,674
2,540	LivaNova PLC (a)	152,019
		328,693
	Healthcare - Services - 1.59%
2,740	Adeptus Health, Inc. - Class A (a)	164,647

	Home Builders - 1.81%
5,812	DR Horton, Inc.	187,786

	Internet - 1.78%
5,204	HomeAway, Inc. (a)	184,013

	Investment Companies - 1.69%
5,494	Main Street Capital Corp. (d)	175,314

	Machinery - Diversified - 1.63%
3,653	Flowserve Corp.	168,915

	Miscellaneous Manufacturing - 3.35%
3,025	AZZ, Inc.	180,109
6,156	Trinity Industries, Inc.	167,135
		347,244

	Oil & Gas - 8.59%
3,633	Cabot Oil & Gas Corp.	68,409
602	Cheniere Energy, Inc. (a)	28,625
860	Concho Resources, Inc. (a)	94,118
4,880	Denbury Resources, Inc.	18,056
418	Diamonback Energy, Inc. (a)	32,612
622	EOG Resources, Inc.	51,893
673	Exxon Mobil Corp.	54,957
885	HollyFrontier Corp.	42,551
1,528	Marathon Oil Corp.	26,755
3,744	Matador Resources Co. (a)	96,221
2,049	Patterson-UTI Energy, Inc.	33,235
273	Pioneer Natural Resources Co.	39,517
562	Tesoro Corp.	64,726
3,290	Atwood Oceanics, Inc.	52,245
1,620	Carrizo Oil & Gas, Inc. (a)	65,416
5,114	Oasis Petroleum, Inc. (a)	58,760
1,369	Western Refining, Inc.	61,961
		890,057
	Oil & Gas Services - 3.28%
1,030	Dril-Quip, Inc. (a)	65,003
969	Flotek Industries, Inc. (a)	11,066
1,846	FMC Technologies, Inc. (a)	62,801
4,871	Forum Energy Technologies, Inc. (a)	76,280
1,638	National Oilwell Varco, Inc.	61,163
1,443	Oceaneering International, Inc.	63,117
		339,430

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2015 (Unaudited)

SHARES	COMMON STOCKS - 87.53% (continued)	FAIR VALUE

	Retail - 9.90%
4,849	Fiesta Restaurant Group, Inc. (a)	$186,347
4,314	First Cash Financial Services, Inc. (a)	167,772
1,991	Group 1 Automotive, Inc.	161,709
3,675	Mattress Firm Holdings Corp. (a) (d)	181,398
6,742	Rush Enterprises, Inc. - Class A (a)	164,033
4,283	Dave & Buster's Entertainment, Inc. (a)	164,210
		1,025,469
	Semiconductors - 5.16%
5,310	Cirrus Logic, Inc. (a)	175,549
8,026	Diodes, Inc. (a)	186,926
2,954	Texas Instruments, Inc.	171,686
		534,161
	Software - 3.39%
6,054	Rackspace Hosting, Inc. (a)	173,265
997	Tyler Technologies, Inc. (a)	177,905
		351,170
	Transportation - 1.57%
2,519	Kirby Corp. (a)	162,727

	Total Common Stocks (Cost $9,311,684)	9,070,236

CONTRACTS (e)	CALL OPTIONS (a) - 0.24%	Expiration Date/ Exercise Price	FAIR VALUE

13	Apache Corp.	01/15/2016, $47.50	$5,317
10	EOG Resources, Inc.	01/15/2016, $80.00	5,800
12	Valero Energy Corp.	1/15/2016, $70.00	4,980
10	Exxon Mobil Corp.	1/15/2016, $77.50	5,670
20	Halliburton Co.	1/15/2016, $42.00	1,720
10	Schlumberger Ltd.	1/15/2016, $85.00	430
21	Kinder Morgan, Inc.	1/15/2016, $35.00	84
15	Spectra Energy Corp. (f)	1/15/2016, $30.00	195
110	JC Penney Co., Inc.	1/15/2016, $10.00	770
	Total Call Options (Cost $62,651)		$24,966

SHARES	MONEY MARKET FUND - 13.57%	FAIR VALUE

1,406,535	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (c) (Cost $1,406,535)	$1,406,535

	Total Investments at Fair Value - 101.34% (Cost $10,780,870)	$10,501,737

	Liabilities in Excess of Other Assets, Net - (1.34%)	(139,398)

	Net Assets - 100.00%	$10,362,339

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2015, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2015. Total collateral had a fair value of $212,256 at November 30, 2015.
(d)	Security, or a portion of the security is out on loan at November 30, 2015. Total loaned securities had a fair value of $209,560 at November 30, 2015.
(e)	Each contract is equal to 100 shares of common stock.
(f)	Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2015:

Fixed Income Fund
		Level 2 (Other Significant Observable Inputs)

	Level 1 (Quoted Prices)
Security Classification(a)			Totals
U.S. Government and Agency Obligations	$-	$15,494,603	$15,494,603
Corporate Bonds	-	24,880,523	24,880,523
Mortgage - Backed securities	-	7,012,612	7,012,612
Money Market Funds	2,571,285	-	2,571,285
Totals	$2,571,285	$47,387,738	$49,959,023

Informed Investor Growth Fund
		Level 2 (Other Significant Observable Inputs)

	Level 1 (Quoted Prices)
Security Classification(a)			Totals
Common Stocks(b)	$7,739,486	$-	$7,739,486
Exchange-Traded Funds(b)	3,819,348		3,819,348
Money Market Funds	1,260,885	-	1,260,885
Totals	$12,819,719	$-	$12,819,719

Quality Growth Fund
		Level 2 (Other Significant Observable Inputs)

	Level 1 (Quoted Prices)
Security Classification(a)			Totals
Common Stocks(b)	$24,468,440	$-	$24,468,440
Money Market Funds	1,228,404	-	1,228,404
Totals	$25,696,844	$-	$25,696,844

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2 (Other Significant Observable Inputs)

	Level 1 (Quoted Prices)
Security Classification(a)			Totals
Common Stocks(b)	$10,698,455	$-	$10,698,455
Money Market Funds	2,176,877	-	2,176,877
Totals	$12,875,332	$-	$12.875.332

Value Fund
		Level 2 (Other Significant Observable Inputs)

	Level 1 (Quoted Prices)
Security Classification(a)			Totals
Common Stocks(b)	$17,280,652	$281,530	$17,562,182
Money Market Funds	1,521,342	-	1,521,342
Totals	$18,801,994	$281,530	$19,083,524

The Texas Fund
		Level 2 (Other Significant Observable Inputs)

	Level 1 (Quoted Prices)
Security Classification(a)			Totals
Common Stocks(b)	$9,070,236	$-	$9,070,236
Call Options(b)	24,771	195	24,966
Money Market Funds	1,406,535	-	1,406,535
Totals	$10,501,542	$195	$10,501,737

(a)	As of and during the three month period ended November 30, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks, preferred stocks, call options and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the three month period ended November 30, 2015. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2015, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of November 30, 2015:

Assets:					Gross Amounts Not Offset in the Statement of Assets and Liabilities
			Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities
					Financial Instruments Instruments Pledged	Cash Collateral Pledged
		Gross Amounts of Recognized Assets					Net Amount
Fund	Description

Select Value Fund	Securities Loaned	$285,764	$-	$285,764	$-	$285,764	$-
Value Fund	Securities Loaned	587,422	-	587,422	-	587,422	-
Texas Fund	Securities Loaned	209,560	-	209,560	-	209,560	-

For the three month period ended November 30, 2015, the total amount of all purchased call and put options, as presented in the Texas Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Options transactions — A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See note 3 for additional risks associated with options transactions.

All options purchased by the Texas Fund are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at November 30, 2015 were as follows:

	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives
Fund

Texas Fund	Call options purchased	Investment securities at fair value	$24,966
	Totals		$24,966

The effect of derivative instruments on the Statements of Operations during the three month period ended November 30, 2015 were as follows:
	Derivatives not accounted for as hedging instruments under GAAP
		Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income
Fund

Texas Fund	Call options purchased	Net realized loss from call options purchased	$(83,202)
Texas Fund	Call options purchased	Net change in unrealized depreciation on call options purchased	25,271
	Totals		$(57,931)

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund did not invest in any derivative instruments during the three month period ended November 30, 2015.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2015 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2015:
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$49,757,940	$506,906	$(305,823)	$201,083
Informed Investor Growth Fund	12,009,750	916,094	(106,125)	809,969
Quality Growth Fund	19,891,480	6,565,150	(759,786)	5,805,364
Select Value Fund	13,152,477	1,363,840	(1,640,985)	(277,145)
Value Fund	18,031,929	3,551,283	(2,499,688)	1,051,595
The Texas Fund	10,868,075	423,095	(789,433)	(366,338)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3. OPTIONS RISK

A Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. See note 1 for additional disclosures related to options transactions.

4. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 29, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 29, 2016